Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
March 31, 2024
EMC-NPRT1-0524
1.926210.113
Nonconvertible Bonds - 41.9%
		Principal Amount (a)	Value ($)
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		10,345,000	10,461,381
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,715,000	2,788,814
TOTAL AZERBAIJAN			13,250,195
Bahrain - 0.4%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,980,000	6,136,975
8.375% 11/7/28 (b)		2,065,000	2,223,747
TOTAL BAHRAIN			8,360,722
Brazil - 4.8%
Adecoagro SA 6% 9/21/27 (b)		5,690,000	5,556,641
Aegea Finance SARL 9% 1/20/31 (b)		1,810,000	1,908,419
Azul Secured Finance LLP:
11.5% 5/28/29 (b)		7,187,629	6,096,331
11.93% 8/28/28 (b)		2,970,000	3,019,658
Banco Do Brasil SA 6% 3/18/31 (b)		4,185,000	4,177,676
Braskem Netherlands BV:
5.875% 1/31/50 (b)		2,980,000	2,296,865
7.25% 2/13/33 (b)		3,760,000	3,619,000
8.5% 1/12/31 (b)		5,940,000	6,112,260
Cosan Luxembourg SA 7.25% 6/27/31 (b)		2,990,000	3,040,083
CSN Inova Ventures 6.75% 1/28/28 (b)		4,940,000	4,796,740
CSN Resources SA:
5.875% 4/8/32 (b)		3,945,000	3,427,515
8.875% 12/5/30 (b)		1,640,000	1,690,348
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,950,000	1,942,078
6.95% 1/17/28 (b)		2,840,000	2,943,838
7% 7/28/30 (b)		4,900,000	5,112,905
Guara Norte SARL 5.198% 6/15/34 (b)		4,823,728	4,385,070
MARB BondCo PLC 3.95% 1/29/31 (b)		4,085,000	3,338,711
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		9,878,308	8,905,294
Minerva Luxembourg SA 8.875% 9/13/33 (b)		3,205,000	3,372,157
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		6,775,000	6,732,656
Nexa Resources SA 6.5% 1/18/28 (b)		5,960,000	5,980,488
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		2,315,000	2,269,279
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		3,610,000	3,701,279
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(c)		6,890,000	6,201,000
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		3,725,000	3,472,398
Suzano Austria GmbH 3.75% 1/15/31		2,435,000	2,150,409
TOTAL BRAZIL			106,249,098
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)		5,435,000	5,125,884
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		5,630,000	5,542,172
Chile - 2.2%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,696,450
5.625% 5/13/32 (b)		2,750,000	2,746,563
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		1,820,000	1,843,888
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,084,125
3.15% 1/14/30 (b)		3,200,000	2,824,582
3.7% 1/30/50 (b)		7,485,000	5,148,277
5.125% 2/2/33 (b)		2,890,000	2,744,597
5.95% 1/8/34 (b)		3,110,000	3,113,888
6.3% 9/8/53 (b)		2,865,000	2,846,198
6.44% 1/26/36 (b)		2,005,000	2,070,527
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		1,245,000	1,253,948
Inversiones CMPC SA 3% 4/6/31 (b)		2,435,000	2,075,077
Sable International Finance Ltd. 5.75% 9/7/27 (b)		5,512,000	5,294,772
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	1,184,958
5.125% 1/15/28 (b)		7,875,000	5,551,875
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	2,055,938
TOTAL CHILE			48,535,663
China - 2.8%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,821,720
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		6,210,000	5,880,094
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,631,688
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,682,809
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,871,041
5.875% 4/24/25 (Reg. S)		1,295,000	1,295,809
Meituan:
2.125% 10/28/25 (b)		3,170,000	2,999,613
3.05% 10/28/30 (b)		3,860,000	3,306,746
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	2,066,353
3.061% 7/13/31 (b)		1,925,000	1,554,438
3.68% 1/21/30 (b)		4,225,000	3,693,706
4.027% 8/3/50 (b)		6,840,000	4,381,875
4.193% 1/19/32 (b)		2,090,000	1,810,463
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		2,555,000	2,302,029
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,556,342
2.39% 6/3/30 (b)		5,625,000	4,804,538
3.975% 4/11/29 (b)		2,040,000	1,938,071
TOTAL CHINA			61,597,335
Colombia - 2.1%
Aris Mining Corp. 6.875% 8/9/26 (b)		6,975,000	6,294,938
Canacol Energy Ltd. 5.75% 11/24/28 (b)		2,630,000	1,167,063
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,678,119
Ecopetrol SA:
4.625% 11/2/31		4,030,000	3,328,579
8.875% 1/13/33		9,675,000	10,163,491
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	8,964,000
GeoPark Ltd. 5.5% 1/17/27 (b)		5,105,000	4,632,788
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		2,755,000	2,563,018
Oleoducto Central SA 4% 7/14/27 (b)		4,870,000	4,542,797
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		4,599,000	4,581,754
TOTAL COLOMBIA			47,916,547
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		4,245,000	4,465,209
Czech Republic - 0.2%
Energo-Pro A/S 8.5% 2/4/27 (b)		4,800,000	4,861,500
Egypt - 0.3%
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,611,713
Ghana - 1.2%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		15,770,000	15,518,666
Tullow Oil PLC:
7% 3/1/25 (b)		1,340,000	1,299,381
10.25% 5/15/26 (b)		9,730,000	9,245,446
TOTAL GHANA			26,063,493
Guatemala - 1.0%
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,930,000	5,625,435
CT Trust 5.125% 2/3/32 (b)		7,665,000	6,750,182
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,277,263
Millicom International Cellular SA:
4.5% 4/27/31 (b)		3,485,000	2,962,250
7.375% 4/2/32 (b)		2,650,000	2,652,650
TOTAL GUATEMALA			23,267,780
Hungary - 0.2%
Magyar Export-Import Bank 6.125% 12/4/27 (b)		1,900,000	1,911,875
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (c)		2,150,000	2,226,379
TOTAL HUNGARY			4,138,254
India - 0.6%
CA Magnum Holdings 5.375% 10/31/26 (b)		6,630,000	6,364,800
Shriram Finance Ltd.:
4.15% 7/18/25 (b)		5,420,000	5,247,238
6.625% 4/22/27 (b)		2,265,000	2,269,757
TOTAL INDIA			13,881,795
Indonesia - 1.8%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	6,679,118
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		5,425,000	5,645,391
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,226,148
PT Adaro Indonesia 4.25% 10/31/24 (b)		7,030,000	6,922,353
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,385,098
5.315% 4/14/32 (b)		4,145,000	4,046,556
6.2% 4/14/52 (b)		2,830,000	2,804,353
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		6,710,000	6,617,301
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		2,020,000	2,011,163
PT Pertamina Persero 4.175% 1/21/50 (b)		2,465,000	1,955,053
TOTAL INDONESIA			40,292,534
Israel - 1.2%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		7,455,000	7,063,613
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,522,619
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		5,375,000	5,276,960
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		3,015,000	2,918,651
7.875% 9/15/29		5,455,000	5,855,833
TOTAL ISRAEL			26,637,676
Kazakhstan - 0.5%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	3,244,313
5.375% 4/24/30 (b)		715,000	701,817
5.75% 4/19/47 (b)		1,965,000	1,707,094
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (b)(c)		140,566	30,177
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,880,698
TOTAL KAZAKHSTAN			11,564,099
Korea (South) - 0.2%
POSCO:
5.75% 1/17/28 (b)		3,070,000	3,115,553
5.875% 1/17/33 (b)		1,820,000	1,889,535
TOTAL KOREA (SOUTH)			5,005,088
Kuwait - 0.4%
MEGlobal BV:
2.625% 4/28/28 (b)		3,085,000	2,751,434
4.25% 11/3/26 (b)		2,525,000	2,425,578
MEGlobal Canada, Inc. 5% 5/18/25 (b)		3,905,000	3,857,320
TOTAL KUWAIT			9,034,332
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,857,731
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,766,898
3.75% 4/6/27 (b)		6,135,000	5,855,091
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		5,195,000	3,572,757
3.5% 4/21/30 (b)		2,620,000	2,405,998
TOTAL MALAYSIA			21,458,475
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,541,841
Mexico - 5.3%
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36 (b)		1,920,000	1,892,794
6.4% 1/15/34 (b)		3,935,000	4,198,566
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		2,045,000	1,577,922
7.45% 11/15/29 (b)		6,600,000	5,424,375
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		3,200,000	3,442,496
FEL Energy VI SARL 5.75% 12/1/40 (b)		2,976,362	2,727,092
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,965,717
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	4,161,844
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,316,092
2.875% 5/11/31 (b)		3,575,000	2,962,781
Petroleos Mexicanos:
5.95% 1/28/31		3,135,000	2,512,389
6.5% 6/2/41		2,085,000	1,416,236
6.625% 6/15/35		21,915,000	16,633,485
6.7% 2/16/32		12,107,000	10,079,078
6.75% 9/21/47		8,752,000	5,785,072
6.875% 8/4/26		5,035,000	4,885,209
6.95% 1/28/60		5,890,000	3,893,585
7.69% 1/23/50		41,444,000	29,778,343
TV Azteca SA de CV 8.25% (Reg. S) (d)		19,500,000	7,329,660
TOTAL MEXICO			117,982,736
Morocco - 0.6%
OCP SA:
3.75% 6/23/31 (b)		3,980,000	3,368,393
5.625% 4/25/24 (b)		7,250,000	7,239,270
6.875% 4/25/44 (b)		4,080,000	3,840,422
TOTAL MOROCCO			14,448,085
Nigeria - 0.5%
Access Bank PLC 6.125% 9/21/26 (b)		4,717,000	4,365,206
IHS Holding Ltd. 5.625% 11/29/26 (b)		4,485,000	4,176,656
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,400,000	3,251,250
TOTAL NIGERIA			11,793,112
Oman - 0.2%
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	5,068,338
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		2,205,000	1,605,516
SPARC EM SPC 0% 12/5/22 (b)		132,705	132,533
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		10,120,000	9,025,775
TOTAL PANAMA			10,763,824
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		6,440,000	6,281,013
Peru - 0.5%
Auna SA 10% 12/15/29 (b)		2,839,200	2,947,090
Camposol SA 6% 2/3/27 (b)		3,258,000	2,456,736
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,650,000	2,549,797
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		3,580,000	2,209,531
TOTAL PERU			10,163,154
Puerto Rico - 0.5%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		6,160,000	5,836,600
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,929,313
TOTAL PUERTO RICO			11,765,913
Qatar - 1.8%
QatarEnergy:
1.375% 9/12/26 (b)		8,825,000	8,091,422
2.25% 7/12/31 (b)		13,585,000	11,385,928
3.125% 7/12/41 (b)		13,455,000	10,040,256
3.3% 7/12/51 (b)		10,035,000	7,087,219
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		4,265,000	3,666,621
TOTAL QATAR			40,271,446
Russia - 0.0%
TMK Capital SA 4.3% (Reg. S) (d)(e)(f)		4,020,000	603,000
Saudi Arabia - 3.7%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		14,270,000	12,187,472
GACI First Investment 5.25% 10/13/32 (Reg. S)		2,155,000	2,177,897
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		10,050,000	10,222,860
6.51% 2/23/42 (b)		3,075,000	3,197,039
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		8,515,000	7,887,019
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		11,220,000	9,459,863
3.25% 11/24/50 (b)		8,735,000	5,920,146
3.5% 4/16/29 (b)		14,040,000	13,083,174
3.5% 11/24/70 (b)		3,405,000	2,223,891
4.25% 4/16/39 (b)		15,565,000	13,624,239
4.375% 4/16/49 (b)		2,375,000	1,971,992
TOTAL SAUDI ARABIA			81,955,592
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		6,080,000	5,821,600
7.125% 2/11/25 (b)		7,475,000	7,441,363
8.45% 8/10/28 (b)		2,445,000	2,432,775
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		8,950,000	5,191,000
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		3,630,000	3,658,359
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		9,305,000	8,746,700
5.5% 3/18/31		2,455,000	2,068,212
Stillwater Mining Co. 4% 11/16/26 (b)		4,430,000	3,959,313
TOTAL SOUTH AFRICA			39,319,322
Tanzania - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)		3,800,000	3,792,875
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,855,989
Turkey - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,520,000
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	5,129,571
TOTAL TURKEY			7,649,571
Ukraine - 0.4%
Metinvest BV 8.5% 4/23/26 (Reg. S)		1,825,000	1,460,000
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)		2,455,000	1,485,275
7.65% (Reg. S) (d)		6,445,750	5,253,286
TOTAL UKRAINE			8,198,561
United Arab Emirates - 2.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		4,850,000	3,940,625
4.696% 4/24/33 (b)		3,455,000	3,377,263
4.875% 4/23/30 (b)		2,105,000	2,108,289
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		4,335,000	4,023,422
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	4,199,683
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,423,771	2,946,583
2.625% 3/31/36 (b)		11,375,000	9,281,289
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,415,000	6,420,389
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		6,010,000	5,425,903
4.375% 11/22/33 (b)		3,045,000	2,896,556
5.084% 5/22/53 (b)		3,925,000	3,701,609
5.5% 4/28/33 (b)		3,110,000	3,216,642
TOTAL UNITED ARAB EMIRATES			51,538,253
United Kingdom - 0.1%
Celtic Resources Holdings DAC 4.125% (b)(d)(f)		5,060,000	725,402
Standard Chartered Bank 18.4607% 8/11/32 (b)(f)	KES	179,450,000	1,352,764
TOTAL UNITED KINGDOM			2,078,166
United States of America - 0.2%
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,568,611
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% (d)		5,000,000	457,408
5.5% (d)		330,000	29,700
6% (b)(d)		12,130,000	1,117,072
6% (b)(d)		9,685,000	876,493
9.75% (b)(d)		1,315,000	144,650
12.75% (b)(d)		1,310,000	159,165
TOTAL VENEZUELA			2,784,488
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		4,851,247	4,632,941
TOTAL NONCONVERTIBLE BONDS (Cost $1,041,903,667)			934,916,395

Government Obligations - 50.1%
		Principal Amount (a)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		6,225,000	5,997,398
8.75% 4/14/32 (b)		2,770,000	2,548,400
9.375% 5/8/48 (b)		2,395,000	2,066,436
9.5% 11/12/25 (b)		7,880,000	8,025,288
TOTAL ANGOLA			18,637,522
Argentina - 3.2%
Argentine Republic:
0.75% 7/9/30 (g)		57,077,307	29,626,690
1% 7/9/29		8,355,564	4,454,560
3.5% 7/9/41 (g)		11,525,000	4,633,050
3.625% 7/9/35 (g)		35,457,842	14,679,547
4.25% 1/9/38 (g)		17,606,530	8,151,823
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		3,575,000	3,161,909
Provincia de Cordoba:
6.875% 12/10/25 (b)		1,716,510	1,502,513
6.99% 6/1/27 (b)		5,681,546	4,355,928
TOTAL ARGENTINA			70,566,020
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		2,705,000	2,191,050
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		3,180,000	2,845,106
Bahrain - 0.1%
Bahrain Kingdom:
5.625% 5/18/34 (b)		1,330,000	1,199,909
7.5% 2/12/36 (b)		1,925,000	1,974,328
TOTAL BAHRAIN			3,174,237
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		3,680,000	3,489,100
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,655,000	3,322,143
7.96% 2/13/38 (b)		2,910,000	2,834,522
TOTAL BENIN			6,156,665
Bermuda - 0.6%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	435,825
3.375% 8/20/50 (b)		1,825,000	1,226,172
3.717% 1/25/27 (b)		7,540,000	7,198,344
4.75% 2/15/29 (b)		4,160,000	4,026,714
5% 7/15/32 (b)		1,590,000	1,534,847
TOTAL BERMUDA			14,421,902
Brazil - 1.4%
Brazilian Federative Republic:
3.875% 6/12/30		6,795,000	6,125,693
6% 10/20/33		3,380,000	3,344,510
7.125% 1/20/37		6,420,000	6,872,272
7.125% 5/13/54		835,000	841,680
8.25% 1/20/34		12,015,000	13,799,228
TOTAL BRAZIL			30,983,383
Chile - 1.3%
Chilean Republic:
2.45% 1/31/31		13,005,000	11,131,467
2.75% 1/31/27		2,835,000	2,660,470
3.1% 1/22/61		7,010,000	4,420,681
3.5% 1/31/34		2,180,000	1,912,139
4% 1/31/52		1,910,000	1,509,497
4.34% 3/7/42		2,815,000	2,456,967
5.33% 1/5/54		4,970,000	4,785,178
TOTAL CHILE			28,876,399
Colombia - 1.9%
Colombian Republic:
3% 1/30/30		8,745,000	7,236,488
3.125% 4/15/31		6,095,000	4,860,763
3.25% 4/22/32		3,005,000	2,337,890
4.125% 5/15/51		2,555,000	1,587,933
5% 6/15/45		9,880,000	7,148,180
5.2% 5/15/49		7,200,000	5,274,000
6.125% 1/18/41		440,000	379,500
7.375% 9/18/37		1,575,000	1,563,188
7.5% 2/2/34		2,055,000	2,097,128
8% 4/20/33		1,530,000	1,615,680
8% 11/14/35		3,060,000	3,213,000
8.75% 11/14/53		2,895,000	3,139,628
Ecopetrol SA 8.375% 1/19/36		2,905,000	2,926,788
TOTAL COLOMBIA			43,380,166
Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	2,537,781
6.125% 2/19/31 (b)		1,370,000	1,386,269
6.55% 4/3/34 (b)		3,715,000	3,845,025
7% 4/4/44 (b)		585,000	603,720
7.3% 11/13/54 (b)		3,030,000	3,220,322
TOTAL COSTA RICA			11,593,117
Dominican Republic - 2.2%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,452,950
4.875% 9/23/32 (b)		13,500,000	12,103,594
5.875% 1/30/60 (b)		3,120,000	2,652,975
5.95% 1/25/27 (b)		6,410,000	6,371,540
6% 7/19/28 (b)		4,120,000	4,099,400
6.4% 6/5/49 (b)		1,825,000	1,714,359
6.5% 2/15/48 (b)		2,285,000	2,172,892
6.85% 1/27/45 (b)		3,435,000	3,395,498
6.875% 1/29/26 (b)		7,455,000	7,525,823
7.05% 2/3/31 (b)		2,235,000	2,314,622
7.45% 4/30/44 (b)		3,655,000	3,848,030
TOTAL DOMINICAN REPUBLIC			48,651,683
Ecuador - 0.5%
Ecuador Republic:
3.5% 7/31/35 (b)(g)		7,865,000	4,121,260
6% 7/31/30 (b)(g)		10,420,000	7,054,340
TOTAL ECUADOR			11,175,600
Egypt - 1.5%
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	308,800,000	5,301,442
7.5% 1/31/27 (b)		7,635,000	7,353,459
7.5% 2/16/61 (b)		5,250,000	3,766,875
7.6003% 3/1/29 (b)		2,720,000	2,510,900
7.903% 2/21/48 (b)		4,875,000	3,701,953
8.5% 1/31/47 (b)		7,395,000	5,869,781
8.7002% 3/1/49 (b)		4,945,000	4,000,814
TOTAL EGYPT			32,505,224
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	704,700
7.1246% 1/20/50 (b)		3,320,000	2,288,725
7.625% 2/1/41 (b)		935,000	684,420
7.65% 6/15/35 (b)		1,550,000	1,180,325
TOTAL EL SALVADOR			4,858,170
Gabon - 0.3%
Gabonese Republic:
6.625% 2/6/31 (b)		4,270,000	3,640,175
7% 11/24/31 (b)		4,080,000	3,474,375
TOTAL GABON			7,114,550
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		4,090,000	3,804,978
Ghana - 0.3%
Ghana Republic:
7.75% (b)(d)		3,490,000	1,808,256
8.627% (b)(d)		2,150,000	1,081,719
10.75% 10/14/30 (b)		4,745,000	3,231,048
TOTAL GHANA			6,121,023
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,395,481
5.375% 4/24/32 (b)		1,340,000	1,287,474
6.125% 6/1/50 (b)		2,620,000	2,427,430
6.6% 6/13/36 (b)		1,465,000	1,496,589
TOTAL GUATEMALA			7,606,974
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27 (b)		1,065,000	1,028,058
Hungary - 0.8%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,737,743
3.125% 9/21/51 (b)		3,370,000	2,133,631
5.25% 6/16/29 (b)		3,080,000	3,049,200
5.5% 6/16/34 (b)		7,105,000	6,989,544
6.125% 5/22/28 (b)		2,280,000	2,337,713
6.75% 9/25/52 (b)		1,450,000	1,557,416
TOTAL HUNGARY			17,805,247
Indonesia - 2.3%
Indonesian Republic:
3.2% 9/23/61		3,310,000	2,197,013
4.35% 1/11/48		4,095,000	3,584,405
5.125% 1/15/45 (b)		9,585,000	9,490,204
5.25% 1/17/42 (b)		3,965,000	3,974,913
5.95% 1/8/46 (b)		4,505,000	4,858,361
6.625% 2/17/37 (b)		821,000	927,217
6.75% 1/15/44 (b)		3,710,000	4,351,134
7.75% 1/17/38 (b)		8,865,000	11,030,470
8.5% 10/12/35 (b)		9,215,000	11,800,959
TOTAL INDONESIA			52,214,676
Israel - 0.3%
Israeli State:
3.375% 1/15/50		6,775,000	4,547,719
5.75% 3/12/54		3,175,000	3,039,174
TOTAL ISRAEL			7,586,893
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	9,150,000	9,106,438
6.375% 3/3/28 (b)		5,505,000	5,432,747
8.25% 1/30/37 (b)		2,990,000	2,993,738
TOTAL IVORY COAST			17,532,923
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,995,000	2,347,242
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,410,978
7.375% 10/10/47 (b)		1,240,000	1,094,688
7.5% 1/13/29 (b)		1,060,000	1,058,344
7.75% 1/15/28 (b)		3,350,000	3,398,156
TOTAL JORDAN			11,962,166
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		1,785,000	1,459,238
7% 5/22/27 (b)		2,635,000	2,569,125
7.25% 2/28/28 (b)		1,010,000	964,156
8% 5/22/32 (b)		1,210,000	1,133,997
9.75% 2/16/31 (b)		3,480,000	3,558,300
TOTAL KENYA			9,684,816
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		7,337,000	436,552
6.375% (d)		9,133,000	598,613
TOTAL LEBANON			1,035,165
Mexico - 2.0%
United Mexican States:
3.5% 2/12/34		6,600,000	5,502,750
3.75% 4/19/71		9,095,000	5,806,589
4.875% 5/19/33		3,625,000	3,436,953
5.75% 10/12/2110		9,700,000	8,493,563
6% 5/7/36		6,000,000	6,012,000
6.05% 1/11/40		7,695,000	7,620,455
6.338% 5/4/53		3,010,000	2,977,078
6.35% 2/9/35		4,645,000	4,798,866
TOTAL MEXICO			44,648,254
Mongolia - 0.0%
Mongolia Government 7.875% 6/5/29 (b)		840,000	866,342
Montenegro - 0.2%
Republic of Montenegro 7.25% 3/12/31 (b)		3,830,000	3,891,701
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		4,925,000	5,085,457
Nigeria - 1.2%
Republic of Nigeria:
, yield at date of purchase 26.7874% 3/6/25	NGN	6,029,985,000	3,809,010
6.125% 9/28/28 (b)		9,170,000	8,298,850
6.5% 11/28/27 (b)		2,250,000	2,115,703
7.143% 2/23/30 (b)		3,780,000	3,432,713
7.625% 11/21/25 (b)		5,150,000	5,135,516
7.696% 2/23/38 (b)		2,930,000	2,408,094
7.875% 2/16/32 (b)		1,590,000	1,440,441
TOTAL NIGERIA			26,640,327
Oman - 1.5%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,298,475
5.625% 1/17/28 (b)		9,940,000	9,985,923
6% 8/1/29 (b)		5,765,000	5,892,911
6.25% 1/25/31 (b)		3,725,000	3,856,539
6.5% 3/8/47 (b)		1,235,000	1,245,034
6.75% 1/17/48 (b)		9,840,000	10,079,850
7% 1/25/51 (b)		1,060,000	1,116,313
TOTAL OMAN			33,475,045
Pakistan - 0.5%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	6,853,847
6.875% 12/5/27 (b)		1,375,000	1,175,625
7.375% 4/8/31 (b)		5,095,000	4,000,135
TOTAL PAKISTAN			12,029,607
Panama - 1.2%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,220,133
3.298% 1/19/33		4,785,000	3,673,983
3.87% 7/23/60		6,405,000	3,682,875
4.5% 5/15/47		2,710,000	1,866,513
4.5% 4/16/50		8,410,000	5,650,469
6.853% 3/28/54		1,865,000	1,685,028
7.875% 3/1/57		2,895,000	2,912,370
8% 3/1/38		3,060,000	3,200,760
TOTAL PANAMA			25,892,131
Paraguay - 0.5%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	2,011,297
4.95% 4/28/31 (b)		5,505,000	5,306,240
5.4% 3/30/50 (b)		2,220,000	1,952,906
6% 2/9/36 (b)		1,860,000	1,887,319
TOTAL PARAGUAY			11,157,762
Peru - 0.6%
Peruvian Republic:
2.783% 1/23/31		6,840,000	5,875,988
3% 1/15/34		4,725,000	3,873,023
3.3% 3/11/41		4,220,000	3,167,638
TOTAL PERU			12,916,649
Philippines - 0.6%
Philippine Republic:
2.65% 12/10/45		3,525,000	2,334,211
2.95% 5/5/45		1,655,000	1,163,155
5.5% 1/17/48		1,885,000	1,911,126
5.609% 4/13/33		3,205,000	3,331,197
5.95% 10/13/47		5,120,000	5,475,200
TOTAL PHILIPPINES			14,214,889
Poland - 0.6%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		1,855,000	1,845,725
6.25% 10/31/28 (b)		1,700,000	1,774,460
Polish Government:
5.5% 4/4/53		2,090,000	2,089,394
5.5% 3/18/54		2,860,000	2,838,693
5.75% 11/16/32		4,375,000	4,580,231
TOTAL POLAND			13,128,503
Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		14,315,000	13,749,558
4.4% 4/16/50 (b)		13,395,000	11,858,761
4.625% 6/2/46 (b)		6,030,000	5,550,615
4.817% 3/14/49 (b)		9,275,000	8,688,588
5.103% 4/23/48 (b)		6,810,000	6,625,279
9.75% 6/15/30 (b)		3,415,000	4,375,469
TOTAL QATAR			50,848,270
Romania - 0.7%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	1,345,000	1,115,044
3% 2/27/27 (b)		2,641,000	2,466,034
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,393,112
3.625% 3/27/32 (b)		5,066,000	4,352,011
4% 2/14/51 (b)		1,510,000	1,070,786
6.625% 2/17/28 (b)		2,280,000	2,347,283
7.125% 1/17/33 (b)		805,000	861,602
8% 4/29/30	RON	11,145,000	2,593,963
TOTAL ROMANIA			16,199,835
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		5,980,000	4,856,881
Saudi Arabia - 1.7%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,174,236
3.45% 2/2/61 (b)		11,380,000	7,581,925
3.625% 3/4/28 (b)		3,515,000	3,367,809
3.75% 1/21/55 (b)		5,235,000	3,783,923
4.5% 10/26/46 (b)		6,920,000	5,914,438
4.5% 4/22/60 (b)		2,545,000	2,096,444
4.625% 10/4/47 (b)		3,295,000	2,842,967
5% 1/18/53 (b)		3,780,000	3,383,100
5.75% 1/16/54 (b)		3,160,000	3,127,413
TOTAL SAUDI ARABIA			38,272,255
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		3,230,000	2,755,594
Serbia - 0.4%
Republic of Serbia:
2.125% 12/1/30 (b)		8,215,000	6,507,820
6.5% 9/26/33 (b)		2,105,000	2,147,758
TOTAL SERBIA			8,655,578
South Africa - 0.7%
South African Republic:
4.85% 9/27/27		2,890,000	2,745,500
4.85% 9/30/29		2,510,000	2,249,588
5% 10/12/46		4,045,000	2,716,218
5.65% 9/27/47		1,905,000	1,383,506
5.75% 9/30/49		6,320,000	4,589,900
5.875% 4/20/32		2,895,000	2,609,119
TOTAL SOUTH AFRICA			16,293,831
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		2,685,000	1,584,150
6.825% (b)(d)		1,595,000	950,509
7.55% (b)(d)		2,630,000	1,543,481
7.85% (b)(d)		5,665,000	3,307,567
TOTAL SRI LANKA			7,385,707
Turkey - 4.2%
Export Credit Bank of Turkey 9% 1/28/27 (b)		2,995,000	3,127,379
Turkish Republic:
4.25% 4/14/26		8,635,000	8,321,981
4.75% 1/26/26		10,970,000	10,733,459
4.875% 10/9/26		4,595,000	4,457,150
4.875% 4/16/43		8,935,000	6,276,838
5.125% 2/17/28		5,960,000	5,662,000
5.25% 3/13/30		2,170,000	1,963,172
5.75% 5/11/47		4,490,000	3,419,416
6% 3/25/27		1,900,000	1,876,844
6% 1/14/41		4,650,000	3,831,891
6.125% 10/24/28		3,895,000	3,808,580
6.625% 2/17/45		3,200,000	2,751,264
7.625% 5/15/34		3,275,000	3,287,281
9.125% 7/13/30		2,030,000	2,202,550
9.375% 3/14/29		4,950,000	5,387,766
9.375% 1/19/33		8,440,000	9,389,500
9.875% 1/15/28		10,335,000	11,384,648
26.2% 10/5/33	TRY	86,195,000	2,764,036
31.08% 11/8/28	TRY	75,870,000	2,452,302
TOTAL TURKEY			93,098,057
Ukraine - 0.8%
Ukraine Government:
6.876% 5/21/31 (b)		1,910,000	556,765
7.253% 3/15/35 (b)		6,695,000	1,944,898
7.375% 9/25/34 (b)		3,310,000	964,865
7.75% 9/1/24 (b)		5,877,000	2,203,875
7.75% 9/1/25 (b)		9,315,000	3,469,838
7.75% 9/1/26 (b)		12,600,000	4,504,500
7.75% 9/1/28 (b)		2,195,000	728,740
7.75% 9/1/29 (b)		1,360,000	448,800
7.75% 8/1/41 (b)(c)		4,080,000	2,254,200
TOTAL UKRAINE			17,076,481
United Arab Emirates - 1.7%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		3,095,000	3,021,494
Emirate of Abu Dhabi:
3% 9/15/51 (b)		4,875,000	3,319,570
3.125% 9/30/49 (b)		22,460,000	15,799,206
3.875% 4/16/50 (b)		7,190,000	5,748,405
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		7,730,000	5,727,447
5.25% 1/30/43 (Reg. S)		3,380,000	3,244,800
TOTAL UNITED ARAB EMIRATES			36,860,922
United States of America - 4.7%
U.S. Treasury Bonds:
2.875% 5/15/52		45,024,000	34,066,955
3.25% 5/15/42		14,952,000	12,709,784
3.625% 2/15/53		30,720,000	26,976,000
U.S. Treasury Notes:
2.875% 5/15/32 (h)		11,298,000	10,257,790
3.625% 3/31/30		9,786,000	9,472,542
3.75% 5/31/30		2,079,000	2,024,507
4% 2/28/30		5,019,000	4,958,615
4.625% 9/30/30		4,011,000	4,098,897
TOTAL UNITED STATES OF AMERICA			104,565,090
Uruguay - 0.5%
Uruguay Republic:
5.1% 6/18/50		7,730,000	7,476,359
5.75% 10/28/34		2,995,000	3,161,597
TOTAL URUGUAY			10,637,956
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,300,000	1,083,875
3.9% 10/19/31 (b)		3,605,000	2,975,252
TOTAL UZBEKISTAN			4,059,127
Venezuela - 0.4%
Venezuelan Republic:
9.25% (d)		32,390,000	5,745,982
11.95% (Reg. S) (d)		14,080,000	2,333,828
12.75% (d)		2,705,000	454,506
TOTAL VENEZUELA			8,534,316
Vietnam - 0.6%
Vietnamese Socialist Republic 5.5% 3/12/28		14,737,717	14,062,140
Zambia - 0.1%
Republic of Zambia 8.97% (b)(d)		1,550,000	1,137,313
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,237,960,716)			1,118,596,075

Common Stocks - 0.0%
	Shares	Value ($)
Jamaica - 0.0%
Digicel Group Ltd. (f)	69,594	62,402
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (e)(f)	521,171	5
TOTAL COMMON STOCKS (Cost $62,402)		62,407

Preferred Securities - 3.2%
	Principal Amount (a)	Value ($)
Brazil - 0.5%
Banco Do Brasil SA 6.25% (b)(c)(i)	6,305,000	6,302,541
Cosan Overseas Ltd. 8.25% (i)	4,526,000	4,609,448
TOTAL BRAZIL		10,911,989
Chile - 0.1%
Banco de Credito e Inversiones 8.75% (b)(c)(i)	2,900,000	2,982,056
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(i)	1,300,000	1,311,050
Hong Kong - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (c)(i)	6,970,000	6,364,307
India - 0.4%
Network i2i Ltd.:
3.975% (b)(c)(i)	2,640,000	2,505,525
5.65% (b)(c)(i)	6,338,000	6,280,562
TOTAL INDIA		8,786,087
Kuwait - 0.1%
NBK Tier 1 Ltd. 3.625% (b)(c)(i)	2,595,000	2,392,266
Mexico - 1.4%
Banco Mercantil del Norte SA:
6.75% (b)(c)(i)	3,645,000	3,621,080
7.625% (b)(c)(i)	7,560,000	7,512,750
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(c)	2,725,000	2,523,180
5.35% 11/12/29 (b)(c)	2,030,000	1,996,485
8.45% 6/29/38 (b)(c)	3,050,000	3,220,760
CEMEX S.A.B. de CV:
5.125% (b)(c)(i)	9,220,000	8,903,063
9.125% (b)(c)(i)	3,765,000	4,062,812
TOTAL MEXICO		31,840,130
Russia - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(f)(i)	982,000	49,100
Tinkoff Bank JSC 6% (b)(c)(d)(e)(f)(i)	2,960,000	148,000
TOTAL RUSSIA		197,100
United Arab Emirates - 0.3%
DP World Salaam 6% (Reg. S) (c)(i)	6,250,000	6,238,281
TOTAL PREFERRED SECURITIES (Cost $75,173,816)		71,023,266

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $23,679,316)	23,675,073	23,679,808

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $2,378,779,917)	2,148,277,951
NET OTHER ASSETS (LIABILITIES) - 3.8%	84,658,182
NET ASSETS - 100.0%	2,232,936,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	44	Jun 2024	4,875,063	33,278	33,278

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
KES	-	Kenyan shilling
NGN	-	Nigerian naira
RON	-	Romanian leu (new)
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,391,943,878 or 62.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Non-income producing
(f)	Level 3 security
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $114,824.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	36,533,365	129,494,268	142,347,825	362,007	-	-	23,679,808	0.0%
Total	36,533,365	129,494,268	142,347,825	362,007	-	-	23,679,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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